UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,           John H. Beers, Esq.
  Counsel and Secretary for Registrant       Vice President and Counsel
     Phoenix Life Insurance Company         Phoenix Life Insurance Company
            One American Row                    One American Row
         Hartford, CT 06103-2899             Hartford, CT 06103-2899
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 28, 2007
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT

PHOENIX GROWTH & INCOME FUND










                           |                    | WOULDN'T YOU RATHER HAVE THIS
                           |                    | DOCUMENT E-MAILED TO YOU?
                           |                    | ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                |                    | SIGN UP FOR E-DELIVERY AT
PHOENIX EQUITY SERIES FUND | February 28, 2007  | PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------




This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended February 28, 2007. It includes valuable information about your Phoenix mutual fund--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOsSM (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward
---------------------------
George R. Aylward
President, PhoenixFunds

MARCH 2007

TABLE OF CONTENTS



Glossary .................................................................     3
Phoenix Growth & Income Fund .............................................     4
Notes to Financial Statements ............................................    14
Board of Trustees' Consideration of Investment Advisory Agreement ........    17
Results of Shareholder Meeting ...........................................    19





--------------------------------------------------------------------------------

PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY


REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX GROWTH & INCOME FUND



ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Growth & Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                           Beginning             Ending           Expenses Paid
Growth & Income Fund     Account Value        Account Value          During
     Class A            August 31, 2006     February 28, 2007        Period*
--------------------   -----------------   -------------------    --------------
Actual                    $1,000.00             $1,092.60             $6.72
Hypothetical (5% return
  before expenses)         1,000.00              1,018.29              6.50

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.30%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                           Beginning             Ending           Expenses Paid
Growth & Income Fund     Account Value        Account Value          During
     Class B            August 31, 2006     February 28, 2007        Period*
--------------------   -----------------   -------------------    --------------
Actual                    $1,000.00             $1,088.50            $10.56
Hypothetical (5% return
  before expenses)         1,000.00              1,014.55             10.24

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.04%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                           Beginning             Ending           Expenses Paid
Growth & Income Fund     Account Value        Account Value          During
     Class C            August 31, 2006     February 28, 2007        Period*
--------------------   -----------------   -------------------    --------------
Actual                    $1,000.00             $1,088.50            $10.56
Hypothetical (5% return
  before expenses)         1,000.00              1,014.55             10.24

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.04%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Growth & Income Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            2/28/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                       25%
Information Technology           16
Health Care                      12
Industrials                      12
Energy                           10
Consumer Discretionary           10
Consumer Staples                  7
Other                             8


                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2007
                                   (UNAUDITED)



                                     SHARES       VALUE
                                   ---------   -----------
DOMESTIC COMMON STOCKS--97.6%


AEROSPACE & DEFENSE--3.9%
Boeing Co. (The) ..................   8,500   $   741,795
General Dynamics Corp. ............   8,100       619,326
Honeywell International, Inc. .....  30,800     1,430,352
Lockheed Martin Corp. .............  21,600     2,101,248
Northrop Grumman Corp. ............  14,600     1,049,010
Raytheon Co. ......................  16,400       878,220
United Technologies Corp. .........  56,400     3,701,532
                                              -----------
                                               10,521,483
                                              -----------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp. .......................   6,900       787,842
United Parcel Service, Inc.
Class B ...........................   5,100       357,969
                                              -----------
                                                1,145,811
                                              -----------
AIRLINES--0.3%
AMR Corp.(b) ......................  10,900       371,581
US Airways Group, Inc.(b) .........  10,100       528,129
                                              -----------
                                                  899,710
                                              -----------
APPAREL RETAIL--0.4%
Gap, Inc. (The) ...................  50,400       967,176

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp. ..........................   8,800       702,328

APPLICATION SOFTWARE--0.1%
Hyperion Solutions Corp.(b) .......   5,300       227,052

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Bank of New York Co., Inc. (The) ..  28,900     1,173,918
Federated Investors, Inc. Class B .  15,700       561,589
Franklin Resources, Inc. ..........   8,800     1,033,032


                                     SHARES       VALUE
                                   ---------   -----------

ASSET MANAGEMENT & CUSTODY BANKS--CONTINUED
Mellon Financial Corp. ............  12,500   $   542,875
Northern Trust Corp. ..............  23,000     1,386,900
State Street Corp. ................  16,500     1,080,915
                                              -----------
                                                5,779,229
                                              -----------
AUTOMOBILE MANUFACTURERS--0.4%
General Motors Corp. ..............  30,800       983,136

BIOTECHNOLOGY--1.1%
Amgen, Inc.(b) ....................   6,800       436,968
Biogen Idec, Inc.(b) ..............  16,600       750,154
Cephalon, Inc.(b) .................  15,400     1,094,632

Millennium Pharmaceuticals,
Inc.(b) ...........................  37,900       409,320
Regeneron Pharmaceuticals,
Inc.(b) ...........................  10,000       198,400
                                              -----------
                                                2,889,474
                                              -----------
BREWERS--0.9%
Anheuser-Busch Cos., Inc. .........  31,300     1,536,204
Molson Coors Brewing Co. Class B ..   8,800       743,072
                                              -----------
                                                2,279,276
                                              -----------
BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B .................  83,000     2,519,050

BUILDING PRODUCTS--0.3%
Masco Corp. .......................  28,800       859,680

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co. .......  23,100       835,758

COMMUNICATIONS EQUIPMENT--2.9%
Avaya, Inc.(b) ....................  26,900       330,332
Cisco Systems, Inc.(b) ............ 186,100     4,827,434
Harris Corp. ......................   9,100       446,628


                        See Notes to Financial Statements

Phoenix Growth & Income Fund

                                     SHARES       VALUE
                                   ---------   -----------

COMMUNICATIONS EQUIPMENT--CONTINUED
Motorola, Inc. .................... 121,800   $ 2,255,736
                                              -----------
                                                7,860,130
                                              -----------
COMPUTER HARDWARE--4.1%
Dell, Inc.(b) .....................  67,200     1,535,520
Hewlett-Packard Co. ...............  95,600     3,764,728
International Business
Machines Corp. ....................  58,500     5,441,085
Sun Microsystems, Inc.(b) .........  47,200       289,336
                                              -----------
                                               11,030,669
                                              -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b) ......................  44,700       623,565
Emulex Corp.(b) ...................  28,600       511,940
Lexmark International, Inc.
Class A(b) ........................   8,200       496,592
                                              -----------
                                                1,632,097
                                              -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
PACCAR, Inc. ......................  12,900       896,421
Toro Co. (The) ....................  12,000       630,600
                                              -----------
                                                1,527,021
                                              -----------
CONSUMER ELECTRONICS--0.1%
Harman International Industries,
Inc. ..............................   3,200       317,312

CONSUMER FINANCE--1.0%
American Express Co. ..............  35,400     2,013,198
Capital One Financial Corp. .......   9,400       724,552
                                              -----------
                                                2,737,750
                                              -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Automatic Data Processing, Inc. ...  27,500     1,369,225
Computer Sciences Corp.(b) ........   4,700       248,771
Electronic Data Systems Corp. .....  42,500     1,190,850
Fiserv, Inc.(b) ...................  24,100     1,276,336
                                              -----------
                                                4,085,182
                                              -----------
DEPARTMENT STORES--2.4%
Federated Department Stores, Inc. .  48,100     2,148,146
Nordstrom, Inc. ...................  39,000     2,070,510
Penney (J.C.) Co., Inc. ...........  27,300     2,214,303
                                              -----------
                                                6,432,959
                                              -----------
DIVERSIFIED BANKS--3.4%
Comerica, Inc. ....................  11,100       670,329
U.S. Bancorp ......................  25,100       895,066
Wachovia Corp. ....................  82,200     4,551,414
Wells Fargo & Co. .................  88,000     3,053,600
                                              -----------
                                                9,170,409
                                              -----------


                                     SHARES       VALUE
                                   ---------   -----------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The) ............  23,300   $ 1,020,540
PPG Industries, Inc. ..............   3,700       245,125
                                              -----------
                                                1,265,665
                                              -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.(b) .........   7,800       688,584

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold,
Inc. Class B (Indonesia)(c) .......  17,500     1,004,675

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co. ..............  50,800     2,188,972

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(b) .....  18,400       583,648

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Covanta Holding Corp.(b) ..........   8,200       186,468

FOOD RETAIL--0.3%
Kroger Co. (The) ..................  32,200       826,574

FOOTWEAR--0.5%
Nike, Inc. Class B ................  13,400     1,399,898

GENERAL MERCHANDISE STORES--0.2%
Family Dollar Stores, Inc. ........  18,700       541,739

HEALTH CARE DISTRIBUTORS--1.3%
Cardinal Health, Inc. .............  26,900     1,885,421
McKesson Corp. ....................  28,600     1,594,736
                                              -----------
                                                3,480,157
                                              -----------
HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc. ........  27,800     1,390,278
Becton, Dickinson & Co. ...........  28,300     2,150,517
                                              -----------
                                                3,540,795
                                              -----------
HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.(b) ...   7,800       527,358

HOME IMPROVEMENT RETAIL--1.1%
Home Depot, Inc. (The) ............  19,900       788,040
Sherwin-Williams Co. (The) ........  31,200     2,076,360
                                              -----------
                                                2,864,400
                                              -----------
HOUSEHOLD APPLIANCES--0.4%
Stanley Works (The) ...............  10,000       555,700
Whirlpool Corp. ...................   4,700       414,587
                                              -----------
                                                  970,287
                                              -----------


                        See Notes to Financial Statements

Phoenix Growth & Income Fund

                                     SHARES       VALUE
                                   ---------   -----------

HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co. .............   6,600   $   444,576
Kimberly-Clark Corp. ..............  33,700     2,295,307
                                              -----------
                                                2,739,883
                                              -----------
HOUSEWARES & SPECIALTIES--0.5%
Newell Rubbermaid, Inc. ...........  41,500     1,270,730

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
Constellation Energy Group, Inc. ..  17,600     1,384,592
TXU Corp. .........................  16,500     1,091,475
                                              -----------
                                                2,476,067
                                              -----------
INDUSTRIAL CONGLOMERATES--1.7%
3M Co. ............................   5,300       392,624
General Electric Co. .............. 118,900     4,151,988
                                              -----------
                                                4,544,612
                                              -----------
INDUSTRIAL MACHINERY--1.1%
Dover Corp. .......................   6,600       315,414
Eaton Corp. .......................  24,200     1,960,442
Parker-Hannifin Corp. .............   9,000       741,510
                                              -----------
                                                3,017,366
                                              -----------
INSURANCE BROKERS--0.2%
AON Corp. .........................  12,200       459,330

INTEGRATED OIL & GAS--8.2%
Chevron Corp. .....................  44,000     3,018,840
ConocoPhillips ....................  24,000     1,570,080
Exxon Mobil Corp. ................. 173,000    12,400,640
Marathon Oil Corp. ................   7,800       707,772
Occidental Petroleum Corp. ........  90,300     4,170,054
                                              -----------
                                               21,867,386
                                              -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.6%
AT&T, Inc. ........................ 171,135     6,297,768
Citizens Communications Co. .......  84,600     1,274,922
Qwest Communications
International, Inc.(b) ............ 133,300     1,183,704
Verizon Communications, Inc. ......  94,000     3,518,420
                                              -----------
                                               12,274,814
                                              -----------
INTERNET RETAIL--0.4%
Expedia, Inc.(b) ..................  21,600       459,216
IAC/InterActiveCorp.(b) ...........  18,100       709,520
                                              -----------
                                                1,168,736
                                              -----------
INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc.(b) .....................  37,900     1,215,074


                                     SHARES       VALUE
                                   ---------   -----------
INVESTMENT BANKING & BROKERAGE--1.8%
Merrill Lynch & Co., Inc. .........  42,700   $ 3,573,136
Morgan Stanley ....................  17,400     1,303,608
                                              -----------
                                                4,876,744
                                              -----------
LEISURE PRODUCTS--0.1%
Mattel, Inc. ......................  14,400       374,544

LIFE & HEALTH INSURANCE--3.9%
AFLAC, Inc. .......................  21,800     1,028,960
Lincoln National Corp. ............  27,800     1,894,570
MetLife, Inc. .....................  60,900     3,845,835
Principal Financial Group, Inc.
(The) .............................  23,900     1,455,271
Protective Life Corp. .............   3,700       164,317
Prudential Financial, Inc. ........  18,800     1,709,672
StanCorp Financial Group, Inc. ....   4,200       202,440
                                              -----------
                                               10,301,065
                                              -----------
LIFE SCIENCES TOOLS & SERVICES--0.2%
PerkinElmer, Inc. .................  19,900       471,630

MANAGED HEALTH CARE--2.4%
Aetna, Inc. .......................  33,600     1,487,472
CIGNA Corp. .......................   7,300     1,040,250
UnitedHealth Group, Inc. ..........  40,300     2,103,660
WellPoint, Inc.(b) ................  21,800     1,730,702
                                              -----------
                                                6,362,084
                                              -----------
MORTGAGE REITS--0.1%
American Home Mortgage
Investment Corp. ..................  10,500       287,175

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. .............   4,900       322,910

MOVIES & ENTERTAINMENT--0.9%
Time Warner, Inc. .................  66,800     1,359,380
Walt Disney Co. (The) .............  27,500       942,150
                                              -----------
                                                2,301,530
                                              -----------
MULTI-LINE INSURANCE--0.7%
American International Group,
Inc. ..............................  21,700     1,456,070
Hartford Financial Services
Group, Inc. (The) .................   3,400       321,504
Unitrin, Inc. .....................   3,500       160,160
                                              -----------
                                                1,937,734
                                              -----------
MULTI-UTILITIES--0.3%
PG&E Corp. ........................  14,900       691,658

OFFICE ELECTRONICS--0.2%
Xerox Corp.(b) ....................  31,400       542,278


                        See Notes to Financial Statements

Phoenix Growth & Income Fund

                                     SHARES       VALUE
                                   ---------   -----------

OIL & GAS DRILLING--0.7%
ENSCO International, Inc. .........   5,000   $   250,550
Grey Wolf, Inc.(b) ................  91,000       608,790
Pride International, Inc.(b) ......  14,200       408,960
TODCO(b) ..........................  14,900       507,792
                                              -----------
                                                1,776,092
                                              -----------
OIL & GAS EQUIPMENT & SERVICES--1.2%
Halliburton Co. ...................  46,400     1,432,832
National Oilwell Varco, Inc.(b) ...  14,100       981,924
Tidewater, Inc. ...................  12,900       670,413
                                              -----------
                                                3,085,169
                                              -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--7.0%
Bank of America Corp. ............. 170,800     8,688,596
Citigroup, Inc. ...................  79,601     4,011,891
JPMorgan Chase & Co. .............. 121,100     5,982,340
                                              -----------
                                               18,682,827
                                              -----------
PACKAGED FOODS & MEATS--1.6%
Campbell Soup Co. .................  25,300     1,032,999
ConAgra Foods, Inc. ...............  38,400       968,832
General Mills, Inc. ...............  22,000     1,239,920
Heinz (H.J.) Co. ..................  23,800     1,091,706
                                              -----------
                                                4,333,457
                                              -----------
PERSONAL PRODUCTS--0.8%
Estee Lauder Cos., Inc. (The)
Class A ...........................  30,500     1,460,340
NBTY, Inc.(b) .....................  14,000       681,520
                                              -----------
                                                2,141,860
                                              -----------
PHARMACEUTICALS--5.7%
Barr Pharmaceuticals, Inc.(b) .....   9,500       503,500
Endo Pharmaceuticals Holdings,
Inc.(b) ...........................  15,200       474,392
Forest Laboratories, Inc.(b) ......   9,500       491,720
Johnson & Johnson .................  94,400     5,951,920
Merck & Co., Inc. .................  33,700     1,488,192
Pfizer, Inc. ...................... 211,300     5,274,048
Watson Pharmaceuticals, Inc.(b) ...   6,600       173,976
Wyeth .............................  14,700       719,124
                                              -----------
                                               15,076,872
                                              -----------
PROPERTY & CASUALTY INSURANCE--2.8%
Allstate Corp. (The) ..............  58,000     3,483,480
Chubb Corp. (The) .................  10,500       536,025
Philadelphia Consolidated
Holding Co.(b) ....................   5,100       234,141
Progressive Corp. (The) ...........  27,200       623,696
Travelers Cos., Inc. (The) ........  50,600     2,568,456
                                              -----------
                                                7,445,798
                                              -----------

                                     SHARES       VALUE
                                   ---------   -----------
RAILROADS--0.6%
Burlington Northern Santa Fe
Corp. .............................  11,800   $   934,442
Norfolk Southern Corp. ............  12,700       601,980
                                              -----------
                                                1,536,422
                                              -----------
REGIONAL BANKS--0.9%
Bank of Hawaii Corp. ..............   9,200       475,824
KeyCorp ...........................  22,300       841,602
National City Corp. ...............   6,500       246,025
SunTrust Banks, Inc. ..............   4,600       387,826
Synovus Financial Corp. ...........  11,200       362,544
                                              -----------
                                                2,313,821
                                              -----------
RESIDENTIAL REITS--0.2%
Archstone-Smith Trust .............   7,200       406,152

RESTAURANTS--1.5%
McDonald's Corp. ..................  65,600     2,868,032
Yum! Brands, Inc. .................  21,200     1,228,328
                                              -----------
                                                4,096,360
                                              -----------
SEMICONDUCTOR EQUIPMENT--0.7%
Applied Materials, Inc. ...........  24,200       449,394
Lam Research Corp.(b) .............   7,900       352,814
Novellus Systems, Inc.(b) .........  21,900       705,180
Teradyne, Inc.(b) .................  26,600       428,792
                                              -----------
                                                1,936,180
                                              -----------
SEMICONDUCTORS--1.7%
Atmel Corp.(b) ....................  45,100       249,854
Integrated Device Technology,
Inc.(b) ...........................  39,400       639,068
Intel Corp. .......................  64,900     1,288,265
LSI Logic Corp.(b) ................  45,500       461,370
ON Semiconductor Corp.(b) .........  30,000       294,600
Texas Instruments, Inc. ...........  54,100     1,674,936
                                              -----------
                                                4,608,093
                                              -----------
SOFT DRINKS--1.1%
Coca-Cola Co. (The) ...............  40,700     1,899,876
Pepsi Bottling Group, Inc. (The) ..  35,700     1,106,700
                                              -----------
                                                3,006,576
                                              -----------
SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc. ........  26,500       624,870

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co. .................   7,200       380,592

SPECIALTY STORES--0.1%
Barnes & Noble, Inc. ..............   5,000       204,700



                        See Notes to Financial Statements

Phoenix Growth & Income Fund

                                     SHARES       VALUE
                                   ---------   -----------

STEEL--0.5%
Chaparral Steel Co. ...............   5,300   $   264,099
Nucor Corp. .......................  11,300       687,831
United States Steel Corp. .........   2,900       256,998
                                              -----------
                                                1,208,928
                                              -----------
SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(b) .............  16,000       493,760
Microsoft Corp. ................... 185,900     5,236,803
Oracle Corp.(b) ................... 128,400     2,109,612
Symantec Corp.(b) .................  10,600       181,260
                                              -----------
                                                8,021,435
                                              -----------
TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc.(b) ........  12,300       471,336

TOBACCO--1.0%
Altria Group, Inc. ................   2,400       202,272
Loews Corp. - Carolina Group ......  26,100     1,879,983
Reynolds American, Inc. ...........   7,500       457,875
                                              -----------
                                                2,540,130
                                              -----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp. ...............  74,700     1,440,216
---------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $184,868,785)                260,313,148
---------------------------------------------------------


                                     SHARES       VALUE
                                   ---------   -----------
FOREIGN COMMON STOCKS(c)--1.5%

INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd.
(United States) ...................  29,300   $   903,319

INDUSTRIAL MACHINERY--1.0%
Ingersoll-Rand Co. Ltd. Class A
(United States) ...................  63,300     2,741,523

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A
(United States) ...................   3,300       234,300
---------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,159,547)                    3,879,142
---------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $187,028,332)                264,192,290
---------------------------------------------------------

                                     PAR
                                    VALUE
                                    (000)


SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER(d)--0.9%
Clipper Receivables Co. LLC
5.33%, 3/1/07 ...................  $  2,440     2,440,000
---------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,440,000)                    2,440,000
---------------------------------------------------------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $189,468,332) ..             266,632,290(a)

Other assets and liabilities,
net--0.0% .......................                  70,438
                                             ------------
NET ASSETS--100.0% .............             $266,702,728
                                             ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $78,008,514 and gross depreciation of $2,263,910 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $190,887,686.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.



                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $189,468,332)           $  266,632,290
Cash                                                3,386
Receivables
   Investment securities sold                   1,341,296
   Dividends                                      643,753
   Fund shares sold                                95,668
Prepaid expenses                                   32,649
Other assets                                       49,097
                                           --------------
   Total assets                               268,798,139
                                           --------------
LIABILITIES
Payables
   Investment securities purchased              1,339,230
   Fund shares repurchased                        265,610
   Investment advisory fee                        144,774
   Distribution and service fees                  106,888
   Transfer agent fee                              95,687
   Trustee deferred compensation plan              49,097
   Administration fee                              36,300
   Trustees' fee                                      264
   Other accrued expenses                          57,561
                                           --------------
   Total liabilities                            2,095,411
                                           --------------
NET ASSETS                                 $  266,702,728
                                           ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                      $  247,654,287
Undistributed net investment income               698,313
Accumulated net realized loss                 (58,813,830)
Net unrealized appreciation                    77,163,958
                                           --------------
NET ASSETS                                 $  266,702,728
                                           ==============
CLASS A
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization
  (Net Assets $176,566,608)                    10,207,969
Net asset value per share                          $17.30
Offering price per share $17.30/(1-5.75%)          $18.36

CLASS B
Shares of beneficial interest outstanding,
  no par value,unlimited authorization
  (Net Assets $33,697,289)                      2,032,360
Net asset value and offering price
  per share                                        $16.58

CLASS C
Shares of beneficial interest outstanding,
  no par value,unlimited authorization
  (Net Assets $56,438,831)                      3,403,210
Net asset value and offering price
  per share                                        $16.58


                        See Notes to Financial Statements



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2007
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                       $    2,761,864
Interest                                                63,270
                                                --------------
     Total investment income                         2,825,134
                                                --------------
EXPENSES
Investment advisory fee                              1,015,331
Service fees, Class A                                  218,271
Distribution and service fees, Class B                 192,594
Distribution and service fees, Class C                 288,095
Administration fee                                     102,980
Transfer agent                                         281,147
Printing                                                94,274
Custodian                                               25,327
Registration                                            23,020
Professional                                            20,515
Trustees                                                12,603
Miscellaneous                                           17,127
                                                --------------
     Total expenses                                  2,291,284
Less expenses reimbursed by investment adviser        (177,718)
Custodian fees paid indirectly                            (437)
                                                --------------
     Net expenses                                    2,113,129
                                                --------------
NET INVESTMENT INCOME (LOSS)                           712,005
                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments             11,014,188
Net change in unrealized appreciation
  (depreciation) on investments                     12,090,256
                                                --------------
NET GAIN (LOSS) ON INVESTMENTS                      23,104,444
                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $   23,816,449
                                                ==============


                        See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months
                                                                                              Ended
                                                                                         February 28, 2007     Year Ended
                                                                                            (Unaudited)      August 31, 2006
                                                                                         -----------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   712,005       $  1,599,341
   Net realized gain (loss)                                                                   11,014,188         21,340,664
   Net change in unrealized appreciation (depreciation)                                       12,090,256            972,311
                                                                                             -----------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                23,816,449         23,912,316
                                                                                             -----------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,412,033)        (1,229,140)
   Net investment income, Class B                                                                (69,394)           (92,813)
   Net investment income, Class C                                                               (105,214)          (108,035)
                                                                                             -----------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (1,586,641)        (1,429,988)
                                                                                             -----------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (705,799 and 1,273,011 shares, respectively)                 12,054,652         19,409,167
   Net asset value of shares issued from reinvestment of distributions
     (75,459 and 73,125 shares, respectively)                                                  1,312,228          1,106,388
   Cost of shares repurchased (1,115,607 and 2,919,120 shares, respectively)                 (18,965,438)       (44,627,936)
                                                                                             -----------       ------------
Total                                                                                         (5,598,558)       (24,112,381)
                                                                                             -----------       ------------
CLASS B
   Proceeds from sales of shares (66,305 and 165,459 shares, respectively)                     1,093,709          2,407,711
   Net asset value of shares issued from reinvestment of distributions
     (3,819 and 5,393 shares, respectively)                                                       63,740             78,419
   Cost of shares repurchased (781,424 and 1,594,745 shares, respectively)                   (12,758,494)       (23,427,956)
                                                                                             -----------       ------------
Total                                                                                        (11,601,045)       (20,941,826)
                                                                                             -----------       ------------
CLASS C
   Proceeds from sales of shares (36,993 and 96,070 shares, respectively)                        606,383          1,398,325
   Net asset value of shares issued from reinvestment of distributions
     (5,785 and 6,071 shares, respectively)                                                       96,615             88,339
   Cost of shares repurchased (396,974 and 1,187,727 shares, respectively)                    (6,448,086)       (17,355,060)
                                                                                             -----------      ------------
Total                                                                                         (5,745,088)       (15,868,396)
                                                                                             -----------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (22,944,691)       (60,922,603)
                                                                                             -----------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        (714,883)       (38,440,275)

NET ASSETS
   Beginning of period                                                                       267,417,611        305,857,886
                                                                                             -----------       ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $698,313 AND $1,572,949, RESPECTIVELY)                                                 $266,702,728       $267,417,611
                                                                                            ============       ============


                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                        --------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                       YEAR ENDED AUGUST 31
                                         FEBRUARY 28, 2007 -------------------------------------------------------------
                                            (UNAUDITED)       2006         2005         2004         2003         2002
Net asset value, beginning of period            $15.96       $14.74       $13.15       $11.86       $10.86       $13.30
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)               0.07         0.13         0.12         0.09         0.09         0.04
   Net realized and unrealized gain (loss)        1.41         1.19         1.57         1.30         0.91        (2.48)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.48         1.32         1.69         1.39         1.00        (2.44)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.14)       (0.10)       (0.10)       (0.10)          --          --
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (0.14)       (0.10)       (0.10)       (0.10)          --          --
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                         1.34         1.22         1.59         1.29         1.00        (2.44)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $17.30       $15.96       $14.74       $13.15       $11.86       $10.86
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   9.26%(4)     9.02%       12.85%       11.74%        9.21%      (18.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $176,567     $168,209     $178,557     $201,330     $131,169     $166,772

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.30%(5)     1.25%        1.25%        1.25%        1.25%        1.25 %
   Gross operating expenses                       1.43%(5)     1.39%        1.40%        1.38%        1.45%        1.35 %
   Net investment income (loss)                   0.80%(5)     0.86%        0.84%        0.68%        0.82%        0.33 %
Portfolio turnover                                  14%(4)       33%          41%          53%          59%          40 %

                                                                              CLASS B
                                        --------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                       YEAR ENDED AUGUST 31
                                         FEBRUARY 28, 2007 -------------------------------------------------------------
                                            (UNAUDITED)       2006         2005         2004         2003         2002
Net asset value, beginning of period            $15.26       $14.13       $12.61       $11.38       $10.50       $12.95
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)                 --(3)      0.01         0.01        (0.01)        0.01        (0.05)
   Net realized and unrealized gain (loss)        1.35         1.14         1.51         1.25         0.87        (2.40)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.35         1.15         1.52         1.24         0.88        (2.45)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.03)       (0.02)          --        (0.01)          --           --
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (0.03)       (0.02)          --        (0.01)          --           --
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                         1.32         1.13         1.52         1.23         0.88        (2.45)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $16.58       $15.26       $14.13       $12.61       $11.38       $10.50
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   8.85%(4)     8.18%       12.05%       10.90 %       8.38%      (18.92)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $33,697      $41,863      $58,869      $68,637      $72,051      $81,000

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.04%(5)     2.00%        2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                       2.17%(5)     2.14%        2.15%        2.14 %       2.20%        2.10 %
   Net investment income (loss)                   0.03%(5)     0.09%        0.10%       (0.07)%       0.08%       (0.42)%
Portfolio turnover                                  14%(4)       33%          41%          53 %         59%          40 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements
12

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS C
                                        --------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                       YEAR ENDED AUGUST 31
                                         FEBRUARY 28, 2007 -------------------------------------------------------------
                                            (UNAUDITED)       2006         2005         2004         2003         2002
Net asset value, beginning of period            $15.26       $14.13       $12.62       $11.38       $10.50       $12.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  --(3)      0.01         0.01        (0.01)        0.01        (0.05)
   Net realized and unrealized gain (loss)        1.35         1.14         1.50         1.26         0.87        (2.41)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.35         1.15         1.51         1.25         0.88        (2.46)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.03)       (0.02)          --        (0.01)          --          --
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (0.03)       (0.02)          --        (0.01)          --          --
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                         1.32         1.13         1.51         1.24         0.88        (2.46)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $16.58       $15.26       $14.13       $12.62       $11.38       $10.50
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   8.85%(4)     8.18%       12.05%       10.80 %       8.48%      (18.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $56,439      $57,345      $68,432      $78,570      $52,466      $61,193

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.04%(5)     2.00%        2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                       2.18%(5)     2.14%        2.15%        2.13 %       2.20%        2.10 %
   Net investment income (loss)                   0.04%(5)     0.10%        0.10%       (0.07)%       0.08%       (0.42)%
Portfolio turnover                                  14%(4)       33%          41%          53 %         59%          40 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED)



1. ORGANIZATION
   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   Currently, one Fund, the Phoenix Growth & Income Fund (the "Fund"), is offered for sale. The Fund seeks dividend growth, current income, and capital appreciation.
   The Fund offers the following classes of shares for sale:

               Class A    Class B    Class C
             ---------- ----------  ----------
                 X          X           X
   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
   In September 2006, Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which it invests.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following rates as a percentage of the average daily net assets of the Fund:

   First $1 Billion     $1-2 Billion       $2+Billion
--------------------   ---------------    ------------
         0.75%             0.70%             0.65%
   The Adviser has contractually agreed to limit total fund operating expenses (excluding interest, taxes, and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values for the Fund:

        Class A         Class B        Class C
       ----------      ----------     ----------
         1.25%           2.00%          2.00%

   The Adviser will not seek to recapture any reimbursed expenses under this agreement unless authorized by the Trust's Board of Trustees.
   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $5,242 for Class A shares and deferred sales charges of $23,296 for Class B shares and $1,896 for Class C shares for the six-month period (the "period") ended February 28, 2007.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)

   PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended February 28, 2007, the Trust incurred administration fees totaling $102,980.
   PEPCO serves as The Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the period ended February 28, 2007, transfer agent fees were $281,147 as reported in the Statement of Operations, of which PEPCO retained $106,028.
   At February 28, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                      Shares            Value
                                    ------------    -------------

Class A .........................    1,253,731       $21,689,546

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at February 28, 2007.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended February 28, 2007 were as follows:

                                     Purchases         Sales
                                    ------------   ---------------
                                    $37,142,728     $59,989,083

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended February 28, 2007.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   At February 28, 2007, the Fund held securities issued by various companies in the financial sector comprising 25% of the total net assets of the Fund.

6. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. FEDERAL INCOME TAX INFORMATION
   The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                 Expiration Year
--------------------------------------------------------------------------------
        2009          2010           2011            2012           TOTAL
    -----------    -----------    -----------     ----------     -----------
    $19,250,622    $10,131,047    $35,928,372     $2,953,221     $68,263,262


   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX GROWTH & INCOME FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED)



   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of PIC as an investment advisor and the experience of the portfolio manager that managed the Fund, and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the respective Fund's shareholders. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE.The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had exceeded the Lipper peer group average for its investment style for the 1, 3, 5 and year to date periods.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX GROWTH & INCOME FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)



   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was slightly below the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX EQUITY SERIES FUND
                                OCTOBER 31, 2006
                                  (UNAUDITED)


   At a special meeting of shareholders of Phoenix Equity Series Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).

2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).



NUMBER OF ELIGIBLE UNITS VOTED:

                                                     FOR               AGAINST
                                                     ----             ----------


1. Election of Trustees

   E. Virgil Conway .......................        161,180,270        5,642,607
   Harry Dalzell-Payne ....................        161,011,639        5,811,237
   Daniel T. Geraci .......................        161,150,071        5,672,805
   Francis E. Jeffries ....................        161,178,868        5,644,008
   Leroy Keith, Jr. .......................        161,268,926        5,553,950
   Marilyn E. LaMarche ....................        161,086,046        5,736,830
   Philip R. McLoughlin ...................        161,180,788        5,642,089
   Geraldine M. McNamara ..................        161,214,866        5,608,011
   James M. Oates .........................        161,218,775        5,604,102
   Richard E. Segerson ....................        161,235,347        5,587,530
   Ferdinand L.J. Verdonck ................        161,236,489        5,586,388


                                                      FOR               AGAINST           ABSTAIN
                                                      ----           -----------         ----------
2. To ratify the appointment of
   PricewaterhouseCoopers LLC as the
   independent registered public
   accounting firm ........................       160,238,151          1,910,251         4,674,473


                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX GROWTH & INCOME FUND
                                NOVEMBER 21, 2006
                                  (UNAUDITED)


   At a special meeting of shareholders of Phoenix Growth & Income Fund (the "Fund"), a series of Phoenix Equity Series Fund (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal 6).



NUMBER OF ELIGIBLE UNITS VOTED:



                                                          FOR              AGAINST          ABSTAIN         BROKER NON-VOTES
                                                          ----          -------------     -------------    ------------------
1. To permit PIC to hire and replace subadvisers or
   to modify subadvisory agreements without
   shareholder approval .............................  7,461,525          346,874            366,907           2,824,813

2. Amendment of fundamental restrictions of the
   Fund with respect to loans .......................  7,445,690          338,274            391,340           2,824,813

3. To reclassify the investment objective of the
   Investment Objective Funds from fundamental to
   non-fundamental ..................................  7,432,679          353,614            389,012           2,824,813



PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer,


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                   1-800-243-1574
Advisor Consulting Group               1-800-243-4361
Telephone Orders                       1-800-367-5877
Text Telephone                         1-800-243-1926
Web site                               PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                               Permit No. 1051


[GRAPHIC OMITTED]
Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY. NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP212                                                                      4-07
BPD31320


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    May 4, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    May 4, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date    May 4, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.